LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments
September 30, 2020 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.25%
•Fannie Mae REMICs
Series 2005-106 QF 0.66% (LIBOR01M + 0.51%) 12/25/35	717,113	$ 726,278
Series 2006-40 F 0.45% (LIBOR01M + 0.30%) 5/25/36	51,082	51,330
•Freddie Mac REMICs
Series 3152 JF 0.60% (LIBOR01M + 0.45%) 8/15/35	45,149	45,614
Series 3311 VF 0.39% (LIBOR01M + 0.24%) 5/15/37	132,542	132,908
Series 3800 AF 0.65% (LIBOR01M + 0.50%) 2/15/41	182,059	184,414
•GNMA Series 2010-46 MF 0.55% (LIBOR01M + 0.40%) 5/16/34	168,264	169,793
•Permanent Master Issuer Series 2018-1A 1A1 0.66% (LIBOR03M + 0.38%) 7/15/58	750,000	750,032
Total Agency Collateralized Mortgage Obligations (Cost $2,046,838)		2,060,369
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.60%
•FREMF Mortgage Trust Series 2014-K716 B B 4.08% 8/25/47	4,820,000	4,871,048
Total Agency Commercial Mortgage-Backed Security (Cost $4,978,088)		4,871,048
AGENCY MORTGAGE-BACKED SECURITIES–3.61%
Fannie Mae S.F. 30 yr
3.00% 1/1/47	4,702,568	5,005,418
3.00% 3/1/50	3,965,971	4,242,352
3.00% 7/1/50	4,271,409	4,478,953
3.50% 5/1/47	3,982,430	4,259,787
3.50% 7/1/49	3,032,541	3,193,646
4.50% 5/1/49	7,114,858	7,748,972
•Freddie Mac Structured Agency Credit Risk Debt Notes 1.20% (LIBOR01M + 1.05%) 12/25/29	261,603	253,509
Total Agency Mortgage-Backed Securities (Cost $29,031,248)		29,182,637
AGENCY OBLIGATION–1.01%
Federal Home Loan Mortgage 0.63% 9/8/25	8,165,000	8,170,000
Total Agency Obligation (Cost $8,165,000)		8,170,000
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS–49.39%
Aerospace & Defense–0.63%
L3Harris Technologies
2.90% 12/15/29	525,000	$ 572,938
3.85% 6/15/23	4,185,000	4,530,639
		5,103,577
Agriculture–0.84%
BAT Capital 2.26% 3/25/28	500,000	501,219
BAT International Finance 1.67% 3/25/26	625,000	626,973
Bunge Limited Finance 4.35% 3/15/24	5,160,000	5,679,778
		6,807,970
Airlines–0.36%
Southwest Airlines 5.25% 5/4/25	620,000	682,713
Southwest Airlines 5.13% 6/15/27	1,180,000	1,285,252
♦United Airlines Pass Through Trust
3.75% 3/3/28	635,519	600,635
4.00% 10/11/27	358,276	351,362
		2,919,962
Apparel–0.09%
VF 2.40% 4/23/25	660,000	699,960
		699,960
Auto Manufacturers–0.81%
General Motors 5.00% 10/1/28	4,000	4,498
General Motors Financial
4.38% 9/25/21	5,500,000	5,674,095
5.20% 3/20/23	805,000	873,245
5.25% 3/1/26	16,000	17,997
		6,569,835
Banks–19.43%
•Bank of America 1.02% (LIBOR03M + 0.77%) 2/5/26	9,335,000	9,293,271
Bank of Montreal 1.85% 5/1/25	1,625,000	1,694,555
Bank of New York Mellon
•1.32% (LIBOR03M + 1.05%) 10/30/23	10,127,000	10,291,260
1.60% 4/24/25	3,980,000	4,131,831
BBVA USA 3.88% 4/10/25	970,000	1,040,562
•Citigroup 1.38% (LIBOR03M + 1.10%) 5/17/24	10,755,000	10,849,026
•Citizens Bank 0.98% (LIBOR03M + 0.72%) 2/14/22	2,750,000	2,761,573
Citizens Financial Group
2.85% 7/27/26	3,080,000	3,397,541
4.30% 12/3/25	750,000	866,040
μ5.65% 12/31/99	650,000	677,865
LVIP Delaware Diversified Floating Rate Fund–1

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μCredit Suisse Group
2.59% 9/11/25	840,000	$ 876,527
4.21% 6/12/24	2,480,000	2,680,806
Fifth Third Bancorp
2.38% 1/28/25	595,000	630,008
3.65% 1/25/24	2,860,000	3,117,155
Goldman Sachs Group
•1.45% (LIBOR03M + 1.17%) 5/15/26	4,925,000	4,972,872
3.50% 4/1/25	360,000	397,205
Huntington Bancshares 2.30% 1/14/22	935,000	955,328
Huntington National Bank 2.50% 8/7/22	6,290,000	6,517,161
JPMorgan Chase & Co.
•1.15% (LIBOR03M + 0.89%) 7/23/24	10,680,000	10,767,340
μ2.52% 4/22/31	755,000	803,617
μ4.60% 12/31/99	295,000	289,100
μ5.00% 12/31/99	455,000	454,216
Morgan Stanley
•0.78% (SOFR + 0.70%) 1/20/23	1,675,000	1,678,400
•1.46% (LIBOR03M + 1.22%) 5/8/24	12,950,000	13,098,053
5.00% 11/24/25	255,000	299,106
National Securities Clearing 1.20% 4/23/23	800,000	814,074
μNatwest Group 8.63% 12/29/49	1,550,000	1,588,750
•PNC Bank
0.71% (LIBOR03M + 0.45%) 7/22/22	6,000,000	6,016,501
0.74% (LIBOR03M + 0.50%) 7/27/22	6,500,000	6,534,650
Royal Bank of Canada 2.75% 2/1/22	5,285,000	5,458,450
μState Street 2.65% 5/15/23	5,140,000	5,321,365
Truist Bank
2.45% 8/1/22	2,000,000	2,071,830
μ2.64% 9/17/29	653,000	677,430
Truist Financial
•0.47% (LIBOR03M + 0.22%) 2/1/21	8,520,000	8,524,244
2.70% 1/27/22	1,360,000	1,399,727
UBS Group
μ1.36% 1/30/27	240,000	239,815
3.00% 4/15/21	10,365,000	10,510,756
μ7.13% 12/29/49	305,000	312,625
US Bancorp 3.38% 2/5/24	1,895,000	2,061,530
US Bank 3.40% 7/24/23	2,545,000	2,747,558
•USB Capital IX 3.50% (LIBOR03M + 1.02%) 10/29/49	215,000	201,350
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
•USB Realty 1.42% (LIBOR03M + 1.15%) 12/29/49	4,900,000	$ 3,969,000
•Wells Fargo & Co. 1.49% (LIBOR03M + 1.23%) 10/31/23	6,115,000	6,191,175
		157,181,248
Beverages–0.14%
Coca-Cola 1.45% 6/1/27	265,000	273,185
Diageo Capital 1.38% 9/29/25	875,000	896,539
		1,169,724
Biotechnology–0.27%
Biogen 2.25% 5/1/30	1,140,000	1,162,733
Royalty Pharma
1.20% 9/2/25	605,000	603,085
1.75% 9/2/27	400,000	399,652
		2,165,470
Chemicals–1.00%
Air Products and Chemicals
1.50% 10/15/25	150,000	155,569
1.85% 5/15/27	195,000	204,699
2.05% 5/15/30	315,000	331,891
•DuPont de Nemours 1.39% (LIBOR03M + 1.11%) 11/15/23	4,615,000	4,676,451
LYB International Finance III 2.88% 5/1/25	450,000	482,194
Methanex 5.25% 12/15/29	525,000	519,094
Nutrien 2.95% 5/13/30	695,000	759,894
Syngenta Finance
3.93% 4/23/21	565,000	572,285
4.44% 4/24/23	365,000	385,467
		8,087,544
Commercial Services–0.33%
Global Payments 2.65% 2/15/25	1,050,000	1,114,115
PayPal Holdings
1.65% 6/1/25	765,000	792,159
2.30% 6/1/30	740,000	780,768
		2,687,042
Computers–0.68%
International Business Machines
1.95% 5/15/30	685,000	705,125
3.00% 5/15/24	4,395,000	4,761,200
		5,466,325
Diversified Financial Services–1.76%
AerCap Ireland Capital
3.65% 7/21/27	1,530,000	1,400,787
4.63% 10/15/27	440,000	426,722

LVIP Delaware Diversified Floating Rate Fund–2

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
AerCap Ireland Capital (continued)
6.50% 7/15/25	365,000	$ 393,966
Air Lease
2.88% 1/15/26	930,000	913,708
3.38% 7/1/25	400,000	408,372
•Charles Schwab 0.57% (LIBOR03M + 0.32%) 5/21/21	4,150,000	4,156,095
CPPIB Capital 3.13% 9/25/23	5,110,000	5,532,967
GE Capital Funding 3.45% 5/15/25	975,000	1,043,749
		14,276,366
Electric–5.16%
AEP Texas 2.40% 10/1/22	6,205,000	6,426,125
Avangrid 3.20% 4/15/25	765,000	841,802
Berkshire Hathaway Energy 3.75% 11/15/23	4,730,000	5,157,019
CenterPoint Energy 3.85% 2/1/24	4,535,000	4,967,378
Duke Energy
1.80% 9/1/21	8,170,000	8,268,774
μ4.88% 12/31/99	1,115,000	1,179,453
Evergy 4.85% 6/1/21	160,000	162,841
ITC Holdings 2.70% 11/15/22	2,780,000	2,899,344
NextEra Energy Capital Holdings 3.15% 4/1/24	5,685,000	6,148,669
NRG Energy 3.75% 6/15/24	1,690,000	1,803,274
NV Energy 6.25% 11/15/20	720,000	725,109
Pacific Gas and Electric
2.10% 8/1/27	295,000	286,678
2.50% 2/1/31	440,000	418,940
μSempra Energy 4.88% 12/31/99	635,000	652,462
Vistra Operations 3.55% 7/15/24	1,700,000	1,810,699
		41,748,567
Electronics–0.14%
Amphenol 2.05% 3/1/25	375,000	393,165
Roper Technologies
2.35% 9/15/24	510,000	539,324
2.95% 9/15/29	185,000	203,506
		1,135,995
Forest Products & Paper–0.44%
Georgia-Pacific
1.75% 9/30/25	580,000	604,571
2.10% 4/30/27	460,000	482,767
2.30% 4/30/30	1,040,000	1,102,764
8.00% 1/15/24	1,125,000	1,378,486
		3,568,588
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Gas–0.06%
NiSource 0.95% 8/15/25	450,000	$ 449,438
		449,438
Insurance–0.08%
Brighthouse Financial 5.63% 5/15/30	525,000	612,215
		612,215
Internet–0.05%
Amazon.com 1.20% 6/3/27	375,000	379,738
		379,738
Machinery Diversified–0.08%
Otis Worldwide
2.06% 4/5/25	570,000	598,705
2.57% 2/15/30	75,000	80,551
		679,256
Media–1.84%
Charter Communications Operating 4.50% 2/1/24	5,600,000	6,208,477
•Comcast 0.91% (LIBOR03M + 0.63%) 4/15/24	4,910,000	4,944,209
Time Warner Entertainment 8.38% 3/15/23	3,190,000	3,748,652
		14,901,338
Mining–0.04%
Newmont 2.25% 10/1/30	300,000	309,385
		309,385
Miscellaneous Manufacturing–0.56%
General Electric
•0.63% (LIBOR03M + 0.38%) 5/5/26	3,900,000	3,603,074
3.63% 5/1/30	385,000	399,262
General Electric 3.45% 5/1/27	495,000	523,227
		4,525,563
Oil & Gas–2.47%
•Chevron 0.78% (LIBOR03M + 0.53%) 3/3/22	5,645,000	5,678,038
•ConocoPhillips 1.18% (LIBOR03M + 0.90%) 5/15/22	5,100,000	5,148,786
Equinor 1.75% 1/22/26	405,000	420,053
Exxon Mobil
•0.62% (LIBOR03M + 0.37%) 3/6/22	5,795,000	5,820,704
2.02% 8/16/24	720,000	757,147
2.28% 8/16/26	310,000	332,586
Marathon Oil 2.80% 11/1/22	905,000	926,982
Noble Energy 3.25% 10/15/29	150,000	165,754

LVIP Delaware Diversified Floating Rate Fund–3

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Occidental Petroleum 2.90% 8/15/24	895,000	$ 759,345
		20,009,395
Pharmaceuticals–4.70%
AstraZeneca 3.50% 8/17/23	6,710,000	7,253,437
Becton Dickinson and Co 3.36% 6/6/24	5,010,000	5,419,818
Bristol-Myers Squibb 2.90% 7/26/24	9,755,000	10,570,334
•Cigna 1.17% (LIBOR03M + 0.89%) 7/15/23	5,425,000	5,481,055
CVS Health
1.30% 8/21/27	365,000	359,307
2.13% 6/1/21	7,885,000	7,967,785
3.75% 4/1/30	510,000	582,753
Upjohn
1.65% 6/22/25	190,000	194,451
2.30% 6/22/27	160,000	165,126
		37,994,066
Pipelines–2.51%
Cheniere Corpus Christi Holdings 7.00% 6/30/24	125,000	143,975
Energy Transfer Operating 4.50% 4/15/24	5,000,000	5,295,386
MPLX
1.75% 3/1/26	405,000	404,080
2.65% 8/15/30	390,000	382,139
4.13% 3/1/27	1,400,000	1,545,726
4.88% 12/1/24	4,190,000	4,680,217
ONEOK 7.50% 9/1/23	1,765,000	2,022,982
Sabine Pass Liquefaction
5.63% 3/1/25	110,000	125,757
5.75% 5/15/24	5,005,000	5,665,833
		20,266,095
Real Estate Investment Trusts–0.26%
American Tower 1.88% 10/15/30	1,020,000	1,004,570
Crown Castle International 5.25% 1/15/23	985,000	1,082,283
		2,086,853
Retail–1.07%
Costco Wholesale 1.60% 4/20/30	830,000	845,490
Dollar Tree 3.70% 5/15/23	7,250,000	7,796,044
		8,641,534
Semiconductors–0.98%
Broadcom
3.15% 11/15/25	525,000	566,250
4.15% 11/15/30	355,000	398,553
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Broadcom (continued)
4.70% 4/15/25	335,000	$ 380,591
5.00% 4/15/30	525,000	619,233
Microchip Technology
3.92% 6/1/21	480,000	490,439
4.33% 6/1/23	4,715,000	5,078,195
NXP
2.70% 5/1/25	115,000	121,724
3.40% 5/1/30	220,000	240,663
		7,895,648
Software–0.16%
CDK Global 5.00% 10/15/24	620,000	685,100
ServiceNow 1.40% 9/1/30	615,000	597,713
		1,282,813
Telecommunications–2.45%
AT&T 2.30% 6/1/27	510,000	534,985
Sprint Spectrum 4.74% 9/20/29	2,650,000	2,865,313
T-Mobile USA
1.50% 2/15/26	485,000	486,057
3.50% 4/15/25	580,000	636,388
•Verizon Communications 1.38% (LIBOR03M + 1.10%) 5/15/25	8,905,000	9,096,973
•Vodafone Group 1.26% (LIBOR03M + 0.99%) 1/16/24	6,190,000	6,240,483
		19,860,199
Total Corporate Bonds (Cost $385,755,250)		399,481,709
LOAN AGREEMENTS–3.95%
•Berry Global 2.16% (LIBOR01M + 2%) 10/1/22	2,500,000	2,476,175
•Calpine Construction Finance Company 2.15% (LIBOR01M + 2%) 1/15/25	3,893,074	3,765,576
•Charter Communications Operating 1.90% (LIBOR01M + 1.75%) 2/1/27	3,914,526	3,820,147
•Coral-US Co-Borrower 2.40% (LIBOR01M + 2.25%) 1/31/28	1,040,000	1,004,661
•CSC Holdings 2.40% (LIBOR01M + 2.25%) 7/17/25	1,935,000	1,868,649
•HCA 1.90% (LIBOR01M + 1.75%) 3/18/26	1,465,251	1,457,310
•Hilton Worldwide Finance Tranche B2 1.90% (LIBOR01M + 1.75% 6/22/26	2,003,247	1,930,388

LVIP Delaware Diversified Floating Rate Fund–4

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Lamar Media Corporation 1.66% (LIBOR01M + 1.50%) 2/5/27	3,974,435	$ 3,883,341
•ON Semiconductor Corporation 2.15% (LIBOR01M + 1.75%) 9/19/26	2,610,910	2,566,864
•RPI Intermediate Finance Trust 1.90% (LIBOR01M + 1.93%) 2/11/27	540,374	537,900
•SBA Senior Finance II 1.90% (LIBOR01M + 1.75%) 4/11/25	2,468,402	2,401,360
•Sinclair Television Group 2.40% (LIBOR01M + 2.25%) 1/3/24	2,984,536	2,901,208
•SS&C European Holdings sarl 1.90% (LIBOR01M + 1.75%) 4/16/25	751,839	726,780
•SS&C Technologies 1.90% (LIBOR01M + 1.75%) 4/16/25	1,070,128	1,034,460
•Telenet Financing 2.15% (LIBOR01M + 2%) 4/30/28	1,665,000	1,604,910
Total Loan Agreements (Cost $32,854,514)		31,979,729
NON-AGENCY ASSET-BACKED SECURITIES–17.65%
•Allegro CLO VI Series 2017-2A A 1.40% (LIBOR03M + 1.13%) 1/17/31	3,600,000	3,546,162
•American Express Credit Account Master Trust
Series 2017-5 A 0.53% (LIBOR01M + 0.38%) 2/18/25	2,525,000	2,531,293
Series 2018-5 A 0.49% (LIBOR01M + 0.34%) 12/15/25	2,000,000	2,004,817
•Apex Credit CLO Series 2018-1A A2 1.27% (LIBOR03M + 1.03%) 4/25/31	500,000	485,357
Avis Budget Rental Car Funding AESOP Series 2015-2A A 2.63% 12/20/21	1,050,000	1,052,401
•Battalion CLO Series 2020-18A A1 1.00% (LIBOR03M + 1.80%) 10/15/32	2,000,000	2,005,208
•Benefit Street Partners Series 2016-9A AR 1.38% (LIBOR03M + 1.11%) 7/20/31	950,000	935,931
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•BMW Floorplan Master Owner Trust Series 2018-1 A2 0.47% (LIBOR01M + 0.32%) 5/15/23	5,281,000	$ 5,285,650
•Carlyle Global Market Strategies CLO Series 2014-2RA A1 1.33% (LIBOR03M + 1.05%) 5/15/31	1,971,271	1,934,694
•Cedar Funding IX CLO Series 2018-9A A1 1.25% (LIBOR03M + 0.98%) 4/20/31	1,280,000	1,258,417
Chase Issuance Trust
Series 2014-A2 A2 2.77% 3/15/23	12,600,000	12,747,942
•Series 2016-A3 A3 0.70% (LIBOR01M + 0.55%) 6/15/23	5,285,000	5,305,152
•Citibank Credit Card Issuance Trust
Series 2016-A3 A3 0.64% (LIBOR01M + 0.49%) 12/7/23	4,000,000	4,021,571
Series 2017-A7 A7 0.52% (LIBOR01M + 0.37%) 8/8/24	4,500,000	4,516,923
Series 2018-A4 A4 0.49% (LIBOR01M + 0.34%) 6/7/25	2,500,000	2,505,989
CNH Equipment Trust
Series 2019-A A2 2.96% 5/16/22	372,465	373,225
Series 2019-B A2 2.55% 9/15/22	488,845	491,083
•CVP CLO Series 2017-2A A 1.46% (LIBOR03M + 1.19%) 1/20/31	3,000,000	2,957,463
Daimler Trucks Retail Trust Series 2020-1 A2 1.14% 4/15/22	5,819,077	5,834,991
•Discover Card Execution Note Trust
Series 2017-A1 A1 0.64% (LIBOR01M + 0.49%) 7/15/24	7,918,000	7,950,187
Series 2018-A2 A2 0.48% (LIBOR01M + 0.33%) 8/15/25	2,545,000	2,549,830
Ford Credit Auto Owner Trust Series 2017-C A3 2.01% 3/15/22	505,953	507,614
•Galaxy XXI CLO Series 2015-21A AR 1.29% (LIBOR03M + 1.02%) 4/20/31	1,000,000	981,116

LVIP Delaware Diversified Floating Rate Fund–5

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Harley-Davidson Motorcycle Trust Series 2020-A A2A 1.83% 1/17/23	1,293,207	$ 1,301,156
Honda Auto Receivables Owner Trust Series 2019-4 A3 1.83% 1/18/24	1,000,000	1,022,647
•Mariner CLO Series 2018-5A A 1.35% (LIBOR03M + 1.11%) 4/25/31	500,000	495,657
Mercedes-Benz Auto Lease Trust Series 2019-B A2 2.01% 12/15/21	126,074	126,582
•Mercedes-Benz Master Owner Trust Series 2019-AA A 0.50% (LIBOR01M + 0.35%) 5/15/23	2,145,000	2,148,408
•Midocean Credit CLO Series 2018-9A A1 1.42% (LIBOR03M + 1.15%) 7/20/31	2,000,000	1,964,118
Nissan Auto Lease Trust Series 2020-A A2A 1.80% 5/16/22	15,152,583	15,260,613
•Nissan Master Owner Trust Receivables
Series 2017-C A 0.47% (LIBOR01M + 0.32%) 10/17/22	6,465,000	6,465,882
Series 2019-B A 0.58% (LIBOR01M + 0.43%) 11/15/23	10,000,000	10,017,786
•Northwoods Capital Series 2017-15A A 1.53% (LIBOR03M + 1.30%) 6/20/29	993,339	981,411
•Octagon Investment Partners 33 Ltd Series 2017-1A A1 1.46% (LIBOR03M + 1.19%) 1/20/31	4,050,000	4,010,286
•PFS Financing Series 2019-B A 0.70% (LIBOR01M + 0.55%) 9/15/23	2,000,000	2,003,130
•Sound Point CLO XXI Series 2018-3A A1A 1.42% (LIBOR03M + 1.18%) 10/26/31	2,000,000	1,962,314
•Steele Creek CLO Series 2017-1A A 1.53% (LIBOR03M + 1.25%) 10/15/30	1,500,000	1,471,822
Tesla Auto Lease Trust Series 2018-B A 3.71% 8/20/21	1,939,206	1,957,413
•Trafigura Securitisation Finance Series 2018-1A A1 0.88% (LIBOR01M + 0.73%) 3/15/22	4,350,000	4,332,587
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Trillium Credit Card Trust II Series 2019-1A A 0.62% (LIBOR01M + 0.48%) 1/26/24	7,530,000	$ 7,535,820
•Venture 33 CLO Series 2018-33A A1L 1.42% (LIBOR03M + 1.14%) 7/15/31	3,000,000	2,941,539
•Venture XXVIII CLO Series 2017-28A A2 1.38% (LIBOR03M + 1.11%) 7/20/30	2,000,000	1,965,660
•Zais CLO Series 2020-16A A1 2.48% (LIBOR03M + 2.19%) 10/20/31	3,000,000	2,992,452
Total Non-Agency Asset-Backed Securities (Cost $142,825,421)		142,740,299
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–7.53%
BANK Series 2020-BN25 A5 2.65% 1/15/63	4,000,000	4,384,726
BBCMS Mortgage Trust Series 2020-C7 A5 2.04% 4/15/53	4,000,000	4,176,984
Benchmark Mortgage Trust
•Series 2018-B1 A5 3.67% 1/15/51	4,500,000	5,184,998
Series 2020-B17 A5 2.29% 3/15/53	8,000,000	8,494,503
Series 2020-B18 A5 1.93% 7/15/53	8,250,000	8,524,750
Citigroup Commercial Mortgage Trust Series 2019-C7 A4 3.10% 12/15/72	8,000,000	9,036,633
COMM Mortgage Trust Series 2015-3BP A 3.18% 2/10/35	3,280,000	3,496,526
GS Mortgage Securities Trust Series 2020-GC47 A5 2.38% 5/12/53	8,000,000	8,566,292
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	8,000,000	9,013,858
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $58,894,004)		60,879,270
ΔSOVEREIGN BONDS–2.97%
Canada—0.57%
OMERS Finance Trust 2.50% 5/2/24	4,335,000	4,636,891
		4,636,891
Japan—1.78%
Development Bank of Japan
0.50% 8/27/25	3,000,000	2,986,734

LVIP Delaware Diversified Floating Rate Fund–6

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Japan (continued)
Development Bank of Japan (continued)
1.00% 8/27/30	3,000,000	$ 2,993,993
Japan Bank for International Cooperation
1.75% 1/23/23	3,000,000	3,092,646
3.38% 10/31/23	2,586,000	2,816,891
Japan Finance Organization for Municipalities 0.63% 9/2/25	2,500,000	2,494,775
		14,385,039
Netherlands—0.62%
•Nederlandse Waterschapsbank 0.32% (LIBOR03M + 0.07%) 12/15/21	5,000,000	5,003,350
		5,003,350
Total Sovereign Bonds (Cost $23,351,111)		24,025,280
SUPRANATIONAL BANKS–8.14%
•Asian Development Bank
0.29% (LIBOR03M + 0.05%) 3/16/21	10,000,000	10,000,500
0.32% (SOFR + 0.24%) 9/10/21	10,000,000	9,999,000
•European Bank for Reconstruction & Development 0.33% (SOFR + 0.26%) 3/13/23	5,000,000	5,000,001
•European Investment Bank
0.33% (SOFR + 0.25%) 1/30/23	6,000,000	5,997,180
0.37% (SOFR + 0.29%) 6/10/22	8,000,000	8,004,080
	Principal Amount°	Value (U.S. $)
SUPRANATIONAL BANKS (continued)
•Inter-American Development Bank 0.33% (SOFR + 0.26%) 9/16/22	10,000,000	$ 9,998,000
International Bank for Reconstruction & Development
•0.38% (SOFR + 0.30%) 8/6/24	12,000,000	11,990,716
1.95% 11/9/20	4,800,000	4,809,327
Total Supranational Banks (Cost $65,805,719)		65,798,804
U.S. TREASURY OBLIGATIONS–3.58%
•U.S. Treasury Floating Rate
0.16% 7/31/22 (USBMMY3M + 0.06%)	16,075,000	16,073,876
0.21% 4/30/22 (USBMMY3M + 0.11%)	12,285,000	12,297,468
U.S. Treasury Notes 0.63% 8/15/30	615,000	611,444
Total U.S. Treasury Obligations (Cost $28,982,450)		28,982,788

	Number of Shares
MONEY MARKET FUND–0.66%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.02%)	5,355,600	5,355,600
Total Money Market Fund (Cost $5,355,600)		5,355,600

TOTAL INVESTMENTS–99.34% (Cost $788,045,243)	803,527,533

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.66%	5,311,484
NET ASSETS APPLICABLE TO 80,703,691 SHARES OUTSTANDING–100.00%	$808,839,017

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2020. Rate will reset at a future date.
Δ Securities have been classified by country of origin.
LVIP Delaware Diversified Floating Rate Fund–7

LVIP Delaware Diversified Floating Rate Fund
Schedule of Investments (continued)
The following futures contracts and swap contracts were outstanding at September 30, 2020:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contract:
(309)	U.S. Treasury 10 yr Ultra Notes	$(49,415,859)	$(49,255,934)	12/21/20	$—	$(159,925)
Swap Contracts
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
2 yr IRS-(Semiannual/Quarterly)	73,670,000	0.28%	(0.25%)[3]	6/15/22	$(130,656)	$—	$—	$(130,656)
5 yr IRS-(Semiannual/Quarterly)	11,365,000	0.11%	(1.00%)[3]	8/13/25	2,719	—	2,719	—
5 yr IRS-(Semiannual/Quarterly)	19,545,000	(0.09%)	0.25%[3]	8/24/25	(247,923)	—	—	(247,923)
3 yr IRS-(Semiannual/Quarterly)	31,630,000	2.56%	(0.25%)[3]	3/13/22	(1,119,092)	—	—	(1,119,092)
10 yr IRS-(Semiannual/Quarterly)	6,695,000	2.68%	(0.27%)[3]	1/30/28	(1,095,314)	—	—	(1,095,314)
10 yr IRS-(Semiannual/Quarterly)	8,740,000	1.69%	(0.28%)[3]	4/5/26	(687,407)	—	—	(687,407)
5 yr IRS-(Semiannual/Quarterly)	22,100,000	2.57%	(0.26%)[3]	1/31/23	(1,300,353)	—	—	(1,300,353)
7 yr IRS-(Semiannual/Quarterly)	13,610,000	1.42%	(0.28%)[3]	4/6/23	(492,612)	—	—	(492,612)
7 yr IRS-(Semiannual/Quarterly)	7,870,000	2.25%	(0.26%)[3]	10/31/24	(700,716)	—	—	(700,716)
5 yr IRS-(Semiannual/Quarterly)	28,830,000	1.75%	(0.30%)[3]	7/1/24	(1,701,917)	—	—	(1,701,917)
5 yr IRS-(Semiannual/Quarterly)	48,750,000	2.11%	(0.26%)[3]	5/28/24	(3,613,700)	—	—	(3,613,700)
Total IRS Contracts						$—	$2,719	$(11,089,690)
The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2020.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Rate resets based on LIBOR03M.

Summary of Abbreviations:
BB–Barclays Bank
CLO–Collateralized Loan Obligation
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
GS–Goldman Sachs
IRS–Interest Rate Swap
JPM-BB–JPMorgan Barclays Bank
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
REMICs–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
USBMMY3M–U.S. Treasury 3 Month Bill Money Market Yield
yr–Year
See accompanying notes.
LVIP Delaware Diversified Floating Rate Fund–8

LVIP Delaware Diversified Floating Rate Fund
Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Diversified Floating Rate Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Other debt securities, credit default swap contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Diversified Floating Rate Fund–9

LVIP Delaware Diversified Floating Rate Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$2,060,369	$—	$2,060,369
Agency Commercial Mortgage-Backed Security	—	4,871,048	—	4,871,048
Agency Mortgage-Backed Securities	—	29,182,637	—	29,182,637
Agency Obligation	—	8,170,000	—	8,170,000
Corporate Bonds	—	399,481,709	—	399,481,709
Non-Agency Asset-Backed Securities	—	142,740,299	—	142,740,299
Non-Agency Commercial Mortgage-Backed Securities	—	60,879,270	—	60,879,270
Loan Agreements	—	31,979,729	—	31,979,729
Sovereign Bonds	—	24,025,280	—	24,025,280
Supranational Banks	—	65,798,804	—	65,798,804
U.S. Treasury Obligations	—	28,982,788	—	28,982,788
Money Market Fund	5,355,600	—	—	5,355,600
Total Investments	$5,355,600	$798,171,933	$—	$803,527,533
Derivatives:

Assets:
Swap Contract	$—	$2,719	$—	$2,719
Liabilities:
Futures Contract	$(159,925)	$—	$—	$(159,925)
Swap Contracts	$—	$(11,089,690)	$—	$(11,089,690)
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP Delaware Diversified Floating Rate Fund–10